1933 ACT REGISTRATION NO. 33-13019

                                              1940 ACT REGISTRATION NO. 811-5083

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")

                        POST-EFFECTIVE AMENDMENT NO. 22
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25

                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

              THOMAS ELWOOD, ESQ. - VAN ECK ASSOCIATES CORPORATION
                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
               COPY TO: PHILIP NEWMAN, ESQ., GOODWIN, PROCTER LLP

                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109

--------------------------------------------------------------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]  IMMEDIATELY UPON FILING PURSUANT    [ ] ON MAY 1, 2003
     TO PARAGRAPH (b)                        PURSUANT TO
                                             PARAGRAPH (b)

[ ]  60 DAYS AFTER FILING PURSUANT TO    [ ] [DATE] PURSUANT
     PARAGRAPH (a)(1)                        TO PARAGRAPH (a)(1)

[X]  75 DAYS AFTER FILING PURSUANT TO    [ ] ON (DATE) PURSUANT TO
     PARAGRAPH (a)(2)                        PARAGRAPH (a)(2) OF
                                             RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

--------------------------------------------------------------------------------

Title of securities being registered: Shares of Beneficial Interest, $.001 par value, of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, Worldwide Multi-Strategy Fund and Worldwide Ultra Short-term Income Fund

FRONT COVER:

VAN ECK GLOBAL

WORLDWIDE INSURANCE TRUST

PROSPECTUS

MONTH, DAY, 2003

WORLDWIDE MULTI-STRATEGY FUND








The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Global Investments Since 1955

TABLE OF CONTENTS

I.       WORLDWIDE MULTI-STRATEGY FUND

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENT STRATEGIES, FEES AND EXPENSES; FUND EXPENSES.

II. ADDITIONAL INVESTMENT STRATEGIES, OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

III.     HOW THE FUND IS MANAGED

ADVISER, FEES PAID TO THE ADVISER, SUB-ADVISERS, THE TRUST, CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS, COUNSEL; TAXES; HOW FUND SHARES ARE PRICED; SHAREHOLDER INQUIRIES.

IV.      FINANCIAL HIGHLIGHTS

WORLDWIDE MULTI-STRATEGY FUND

I.       PROFILE OF THE FUND

INVESTMENT OBJECTIVE:

The Worldwide Multi-Strategy Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing absolute return strategies for private investment accounts, private investment funds commonly referred to as "hedge funds" and/or other accounts.

The Fund is managed by Van Eck Associates Corporation (the "Adviser"), a registered investment adviser. The Adviser manages a portion of the Fund's assets and selects other sub-advisory firms (the "Sub-Advisers") (the Adviser and Sub-Advisers together, the "Sub-Advisers") to manage the Fund's assets. The Adviser supervises and monitors Sub-Advisers' performance and recommends employment, termination, addition and replacement of Sub-Advisers. The Fund's Board of Trustees has overall responsibility for termination of the Adviser as adviser to the Fund and as a Sub-Adviser .

THE SUB-ADVISERS:

Currently, the Fund has five Sub-Advisers investing in five styles: Van Eck Associates Corporation primarily invests in emerging markets securities. Sub-Adviser A - to be filed by amendment
Sub-Adviser B - to be filed by amendment
Sub-Adviser C - to be filed by amendment
Sub-Adviser D - to be filed by amendment

The Sub-Advisers and investment styles selected are those whose performance, the Adviser believes, is not correlated or has low correlation with major financial market indices or with each other. The Fund's assets are allocated equally among the investment styles of the investment advisers, .

The Fund's assets are allocated equally among the investment styles of the Sub-Advisers, with rebalancing at least annually. Sub-Advisers may be added or removed at any time. Currently, one-fifth of the Fund's assets are allocated to the Adviser's investment styles and one fifth each to the four non-affiliated Sub-Advisers. This ratable allocation is fixed, with additional investments into and redemptions from the Fund allocated in the same manner. During the course of a fiscal year, due to the difference investment performance of each Sub-Adviser among other things, the percentage invested with each Sub-Adviser will be different from the initial allocation. By January 31 of each fiscal year, the portfolio will be rebalanced to the initial allocation. If a new Sub-Adviser is added (including another of the Adviser's styles), the Adviser may allocate a ratable portion of the assets managed by the other Sub-Advisers to the new Sub-Adviser, or, in its sole discretion, allocate all new investments to the new Sub-Adviser.

By allocating its assets among a number of Sub-Advisers, the Fund seeks to achieve its investment objective with greater diversification, less risk and lower volatility than if the Fund utilized a single manager or single strategy approach.

The Fund will primarily invest in common, convertible or non-convertible preferred stock and debt instruments of U.S. and foreign companies, including those in or that have operations in emerging markets. The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities; rights, warrants, and other derivative securities; enter into equity, interest rate, index and currency rate swap agreements; and invest in other securities and instruments and employ investment strategies that are or may in the future become available. The Fund may invest directly and indirectly in commodities; direct equity interests in trusts; partnerships; joint ventures and other unincorporated entities or enterprises; and securities of companies in initial public offerings.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions. To the extent that the Fund takes a temporary definitive position, it will not be pursuing its objective.

Under normal market conditions, there will be at least three Sub-Advisers not affiliated with the Adviser and the Fund plans to invest at least 80% of its assets in publicly traded securities and other liquid investments that afford strategic and tactical opportunities to employ absolute return strategies. The Fund will provide shareholders with 60 days' notice before changing its 80% investment policy; this policy may be changed without shareholder vote.

ABSOLUTE RETURN STRATEGIES:

Absolute return strategies are intended to provide absolute (positive) returns in all markets by exploiting disparities or inefficiencies in markets, geographical areas, companies, taking advantage of anticipated price movements up and/or down of securities and markets, benefiting from cyclical relationships or special situations (such as reorganizations). A fuller description of these and other strategies may be found in the Statement of Additional Information.

THE MAJOR ABSOLUTE RETURN STRATEGIES TO BE EMPLOYED BY THE SUB-ADVISERS INCLUDE:

EVENT DRIVEN STRATEGIES: are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spinoff, or other special situation.

RELATIVE VALUE/ARBITRAGE STRATEGIES: invest both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. These may include:

     PAIRS TRADING--long and short positions in securities of different companies in the same industry.

     CONVERTIBLE ARBITRAGE--hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

     FIXED INCOME OR INTEREST RATE ARBITRAGE--buying and shorting different debt securities and includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

TRADING/MARKET TIMING STRATEGIES: designed to benefit from cyclical relationships between certain market indices, sectors, security types, etc.

MARKET NEUTRAL EQUITY STRATEGIES: designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies attempt to be beta neutral and control market exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

LONG/SHORT EQUITY STRATEGIES: employ long and short trading strategies, attempt to yield a low beta (a measure of volatility and seek to dampen market bias exposures.

LONG-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the certain markets, industries or geographical areas.

SHORT-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the identification of candidates for short selling.

DISTRESSED SECURITIES STRATEGIES: designed to invest in the debt, equity, or trade claims of companies in financial distress when managers perceive a turnaround will materialize.

FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.



OTHER INVESTMENT STRATEGIES

The Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions and (b) other strategies, securities or financial instruments that may become available in the future.

PERFORMANCE

Because the Fund has less than one calendar year of operating history, there is no performance information available at this time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
(AS A PERCENTAGE OF OFFERING PRICE)                                        None
Redemption Fee (as a percentage of amount redeemed)                        None
Annual Fund Operating Expenses  (expenses that are deducted
   from Fund assets)
Management Fees                                                            2.50%
Distribution (12b-1) Fees                                                  None
Other Expenses(1)                                                          1.24%
Shareholder Servicing Fee                                                  0.50
Total Annual Fund Operating Expenses                                       4.24

(1) Other Expenses include, but are not limited to, administration, fund accounting, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. Please see the Investment Adviser section of this Prospectus on page XX for a more complete list of these types of expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, YOU REINVEST ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

1 YEAR 3 YEARS

FUND EXPENSES

The Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Fund. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Fund. The fees of the Sub-Advisers are borne by the Adviser.

II.      PRINCIPAL RISKS

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. There can be no assurance that the Fund will achieve its objective. The Sub-Advisers will employ aggressive investment strategies and techniques and concentrate investments in certain sectors and geographical regions, such as hard assets and emerging markets that may each be considered inherently risky. Further, because the Sub-Advisers employ techniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or the occurrence of certain events that may be disrupted, fail to exist or materialize, the Fund and you may lose money.

The Fund believes that its policy of using multiple investment sub-advisers (rather than a single firm) that employ various absolute return strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Investment strategies and Sub-Advisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During these periods, certain absolute return investment and hedging strategies may cease to function as anticipated.

The principal risks of investing in the Fund are as follows:

AGGRESSIVE INVESTMENT

DEFINITION - Utilizing investment strategies and techniques, including absolute return strategies, that involve greater risk of loss than those used by typical mutual funds.

RISK - The Fund and you may lose more money than if you invested in another mutual fund that did not invest aggressively. Further, the use of hedged strategies provides no assurance that they will protect against losses or perform better than non-hedged strategies, or that consistent absolute returns will be achieved.

ARBITRAGE TRADING RISKS

DEFINITION - Transactions that attempt to exploit price differences of identical or similar securities on different markets or in different forms.

RISKS - The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and selling short the acquirer's securities. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

ASSET BACKED SECURITIES

DEFINITION - Represent pools of consumer loans unrelated to mortgages.

RISK - Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION - Because the Fund may borrow money from banks or other financial institutions to meet redemption requests, the Fund may be "leveraged". In addition the Fund may be leveraged by investing in certain securities such as futures, options, and forward contracts and other derivative securities or as a result of large redemptions from the Fund.

RISK - Leveraging will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. The use of borrowing may diminish the investment performance of the Fund compared to it would have been without borrowing. For the risks associated with futures and forward contracts, options and other derivative securities see below.,

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

DEFINITION - Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities.

RISK - Mortgage holders often refinance when interest rates fall; reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES

DEFINITION - Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market" that is, people other than their original issuers trade them.

RISK - The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. This is called interest rate risk. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default, fail to pay interest or to repay principal at maturity. This is called credit risk. Low-quality issues are considered more likely to default than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Funds Sub-Adviser.

DEFENSIVE INVESTING

DEFINITION - A deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements.

RISK - Opportunity cost -- i.e., when the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.

DERIVATIVES

DEFINITION - A derivative is a security that derives its present value from the current value of an underlying asset, index, interest rate, commodity, security, or currency exchange rate.

RISK - Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated: are not correlated with the performance of other investments which they are used to hedge; or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses a derivative, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk -- called "hedging." The Fund also invests in derivatives for its investment value. Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 10% of its assets to initial margin deposits on futures contracts and premiums on options for investment purposes (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 10% limit. For a complete discussion of the kinds of derivatives the Fund uses, and of its risks, please see the Statement of Additional Information ("SAI").

DIRECT INVESTMENTS

DEFINITION - Investments made directly with an enterprise via a shareholder or similar agreement not via publicly traded shares or interests. Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

RISK - A direct investment price as stated for valuation may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of the Fund. The Fund does not intend to invest more than 5% of assets in direct investments, but may invest up to 10% of its assets in such investments.

DISTRESSED SECURITIES

DEFINITION - Securities of issuers which have defaulted on their obligations or have filed for bankruptcy protection.

RISK - Legal difficulties and negotiations with creditors and other claimants; the time lag between when an investment is made and when the value of the investment is realized; and the legal and other monitoring costs that are involved in protecting the value of the Fund's claims may result in losses. Distressed securities maybe illiquid.

EMERGING MARKETS SECURITIES

DEFINITION - Securities of companies which are primarily in developing countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK - Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

FOREIGN CURRENCY TRANSACTIONS

DEFINITION - The money issued by foreign governments and the contracts involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK - Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.

FOREIGN SECURITIES

DEFINITION - Securities issued by foreign companies, traded in foreign currencies, or issued by companies with most of their business interests in foreign countries.

RISK - Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different -- and less revealing -- than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular. Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

The Fund invests in some foreign companies whose registrars have contracted to allow the Funds' sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

HARD ASSETS

DEFINITION - Stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of: precious metals, natural resources, real estate and commodities.

RISK - The production and marketing of hard assets may be affected by actions and changes in governments. In addition, hard assets and hard asset securities may be cyclical in nature. During periods of economic or financial instability, hard asset securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Hard asset securities may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

HIGH PORTFOLIO TURNOVER RATE

DEFINITION - Frequent purchases and sales of securities.

RISK - An increase in brokerage commissions due to a higher turnover rate may negatively impact the performance of the Fund.

HIGH YIELD SECURITIES

DEFINITION - Debt and preferred securities that pay a higher interest rate because of a high risk of default.

RISK - Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for lower-rated securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower-rated securities.

INDEXED COMMERCIAL PAPER

DEFINITION - The Fund, for hedging purposes only, invests in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK - Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

INITIAL PUBLIC OFFERINGS

DEFINITION - The first stock sold by a company going public.

RISK - There may be a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

INTERNATIONAL, NON-INVESTMENT GRADE DEBT SECURITIES

DEFINITION - Debt securities of foreign companies, traded in foreign currencies or of companies with most of their business interests in another country. They may be unrated or rated in the lower rating categories by the various credit rating agencies.

RISK - Greater risk of loss of principal and interest than higher-rated securities are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally subject to greater risk than securities with higher credit ratings in the case of deterioration of general economic conditions. Additionally, evaluating credit risk for non-U.S. debt securities involves great uncertainty because credit rating agencies throughout the world have different standards, making comparisons across countries difficult. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields or prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

LOW RATED DEBT SECURITIES

DEFINITION - Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK - These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher rated issues.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down.

MULTIPLE INVESTMENT SUB-ADVISERS

As the Fund utilizes multiple Sub-Advisers who make their trading decisions independently, it is theoretically possible that one or more of the Sub-Advisers may, at any time, take positions that may be opposite of positions taken by other Sub-Advisers. It is also possible that the Sub-Advisers retained by the Adviser, may on occasion, be competing with each other for similar positions at the same time.

NON-DIVERSIFICATION

DEFINITION - The Fund is not a "diversified" fund, which means the Fund may invest in a relatively small number of issuers.

RISK - The Fund is more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

PARTLY PAID SECURITIES

DEFINITION - Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK - The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

PRECIOUS METALS

DEFINITION - Gold and silver in the form of bullion and coins, which have no numismatic (collectible) value. There is a well-established world market for precious metals.

RISK - Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them. Both may cause investment losses or lost opportunities for profit. The Fund also incurs storage costs for gold bullion and coins.

REAL ESTATE SECURITIES

DEFINITION - The Funds may not invest in real estate directly, but may invest in real estate investment trusts (REITs) and other real estate industry companies or companies with substantial real estate investments.

RISK - All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. See "Real Estate Securities" in the Statement of Additional Information ("SAI").

REPURCHASE AGREEMENTS

DEFINITION - In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK - There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.

SECURITIES LENDING

DEFINITION - Securities are lent by the Fund from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

RISK - The borrower may default or become insolvent. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

SHORT SALES

DEFINITION - In a short sale, the Fund borrows an equity security from a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK - If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability).

SMALLER CAPITALIZATION COMPANIES

DEFINITION - Companies with a market capitalization of less than $750 million.

RISK - Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

SPECIAL SITUATIONS

DEFINITION - Companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions; or markets or companies in the midst of a period of economic or political instability.

RISK - The transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities, or by the Fund of their entire investment in such companies.

SWAP AGREEMENTS

DEFINITION - Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

RISK - A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counterparty.

WARRANTS

DEFINITION - Are derivative instruments that permit, but do not obligate, the holder to purchase other securities.

RISK - Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED DEBT SECURITIES

DEFINITION - Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK - Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.

III.     HOW THE FUND IS MANAGED

ADVISER

The Adviser, Van Eck Associates Corporation, is located at 99 Park Avenue, New York, NY 10016. The Adviser has been an investment adviser since 1955 and also acts as adviser to private investment funds and as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans. John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of December 31, 2002, total aggregate assets under the management of the Adviser were approximately $1.1billion.

FEES PAID TO THE ADVISER

Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), the Fund pays the Adviser a monthly fee at an annual rate of 2.50% of the Fund's average daily net assets. This includes fees paid to the Adviser for accounting and administrative services and the fees of the Sub-Advisers.

The fee the Fund pays the Adviser is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with absolute return target objectives.

The Trust and the Adviser intend to file for an exemptive order from the Securities and Exchange Commission that would permit the Adviser to change Sub-Advisers for the Fund and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. Any such Sub-Adviser change would continue to be subject to approval by the Board of Trustees. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees.

SUB-ADVISERS

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the Advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee.

Sub-Advisers for the Fund are selected by reviewing a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of performance results with other Sub-Advisers, assets under management and number of clients. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval.

PORTFOLIO MANAGERS

ADVISER: DAVID A. SEMPLE.

Mr. Semple is an investment Director of Van Eck. He is also portfolio manager of another mutual fund advised by the Adviser. He joined Van Eck in 1998, and has been in the investing business for 12 years as a manager and analyst.

SUB-ADVISORS

To be filed by Amendment.

THE ADVISER, THE FUNDS, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in the Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate account. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders.

THE DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for sales of shares of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund with which it has entered into a distribution agreement.

THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust started operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

THE CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT

Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS

Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL

Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109

TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains. The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision. Tax matters for insurance contract holders are described in the Contract prospectus.

HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at their net asset value, or NAV, per share next determined after receipt of a purchase or redemption. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time. Shares will not be priced on days on which the NYSE is closed for trading.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated on the next regular trading day of the NYSE.

The Fund may invest in securities that trade primarily in foreign markets, which markets may be active on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. For example, foreign securities in which the Fund invests may trade in markets that close before the time that the Fund calculates its NAV. If the Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates its NAV, the Fund will adjust the market price to reflect what it believes to be the fair value of the security.

SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.

FOR MORE INFORMATION

Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

        By Telephone:     1-800-826-1115

        By Mail:          Van Eck Associates Corporation
                          99 Park Avenue
                          New York, New York 10016
        On the Internet:  Electronic copies are available on our website at
                          http://www.vaneck.com

A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-21046.

IV. FINANCIAL HIGHLIGHTS

    Because the Fund has been in operation less than a year, financial information is not available.

YOUR INVESTMENT DEALER IS:




Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.


Van Eck Global

Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016

www.vaneck.com                              [logo]


                                                                  Van Eck Global

                                                       Worldwide Insurance Trust

                                                                      PROSPECTUS
                                                                   April 6, 2003

                                                               [GRAPHIC OMITTED]

                                        WORLDWIDE ULTRA SHORT-TERM INCOME FUND


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED EITHER BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR BY ANY STATE SECURITIES COMMISSION. NEITHER THE SEC NOR ANY STATE COMMISSION HAS ENDORSED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY CLAIM TO THE CONTRARY IS AGAINST THE LAW.

                                                   GLOBAL INVESTMENTS SINCE 1955

Table of Contents


I. WORLDWIDE ULTRA SHORT-TERM INCOME FUND                                     2

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS.


II. ADDITIONAL INVESTMENT STRATEGIES                                          5

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


III. HOW THE FUND IS MANAGED                                                 12

MANAGEMENT OF THE FUND, FUND EXPENSES, TAXES, AND
SHAREHOLDER INQUIRIES.


IV. FINANCIAL HIGHLIGHTS                                                     14

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS.

OBJECTIVE ULTRA SHORT-TERM INCOME FUND

The Worldwide Ultra Short-term Income Fund seeks high current income consistent with preservation of capital and daily liquidity. The Fund's investment objective may be changed without shareholder approval. Shareholders will be given notice 60 days prior to any change becoming effective.

PRINCIPAL STRATEGIES

Under normal market conditions the Fund will invest in its assets in a diversified portfolio of short-term fixed income securities with an average duration which will not exceed one year.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of the total assets in high yield securities ("junk bonds") rated B or Ba by Moody's or B or BB by S&P, or, if unrated, determined by Van Eck Associates Corporation (the "Advisor") to be of comparable quality.

The Fund may, for temporary defensive purposes invest a substantial part of its assets in bonds of the U.S. government, certificates of deposit, bankers acceptances, high grade commercial paper and repurchase agreements. To the extent the Fund takes a temporary defensive position, it will not be pursuing its objective.

PRINCIPAL RISKS

The main risks associated with investing in the Fund include: market risk or that the securities value may go up or down; interest rate risk or that prevailing interest rates may increase lowering the value of debt securities in general; borrowing risk or the risk that results from leverage and its exaggeration of the effects of the rises or falls in the prices of the Fund's securities and credit risk or the risk that an issuer's securities may decline in value due to a perceived or actual dimunition in credit rating or ability to repay its debts. Such securities may behave like stocks and swing widely in value in response to changes in interest rates and the health of their issuers.

The Fund's share value will tend to fall when interest rates go up and to rise when interest rates fall. An investment in the Fund involves the risk of losing money. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund may suffer adverse tax consequences and increased transaction costs may affect performance.



2  VAN ECK FUNDS II PROSPECTUS

                                       I. WORLDWIDE ULTRA SHORT-TERM INCOME FUND


Worldwide Ultra Short-term Income Fund Performance

WORLDWIDE ULTRA SHORT-TERM INCOME FUND

Because the Fund is new, this prospectus does not include performance information.




3  VAN ECK FUNDS II PROSPECTUS

Worldwide Ultra Short-term Income Fund Expenses


This table shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
WORLDWIDE ULTRA SHORT-TERM INCOME FUND
SHAREHOLDER TRANSACTION EXPENSES

ANNUAL FUND OPERATING EXPENSE (% OF NET ASSETS)

Management/Administration Fees                               .75%
Other Expenses(1)                                            .25%
TOTAL FUND OPERATING EXPENSES*                              1.00%
--------------------------------------------------------------------------------
(1)  Other expenses are based on estimated amounts for the current fiscal year.

The Adviser may sometimes voluntarily waive fees and/or reimburse certain expenses of the Fund.


EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. (The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------
1 year                                                    $
3 years                                                   $





4      VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

II. ADDITIONAL INVESTMENT STRATEGIES


OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


OTHER INVESTMENT TECHNIQUES AND RISK


ASSET-BACKED SECURITIES

DEFINITION             Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION             Borrowing to invest more is called "leverage." Because
                       the Fund may borrow money from banks or other financial institutions, the Fund may be "leveraged."

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.




                   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS   5

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities. The Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

CREDIT AND INTEREST RATE RISK

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"
                  -- that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated.



6     VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES








                   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS   7

                                            II. ADDITIONAL INVESTMENT STRATEGIES


INDEXED COMMERCIAL PAPER

 DEFINITION       The Fund, for hedging purposes only, invests in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

 RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan,to pay for the securities, or to return the securities, the Fund may lose money.




8   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

LOW RATED DEBT SECURITIES; JUNK BONDS

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.


REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.





9   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES


WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid at some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.




10   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

III. How The Fund Is Managed


FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.


1. MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, N Y 10016 (the "Adviser") serves as investment adviser to the Funds. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of December 31, 2002, total aggregate assets under the management of the Adviser were approximately $1 billion.

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for sales of shares of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Van Eck Worldwide Insurance Funds managed by the Adviser during a specified period of time.

THE ADVISER, THE FUNDS, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of the Fund to any separate accounts. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders.

FEES PAID TO THE ADVISER

Worldwide Ultra Short-term Income Fund pays the Adviser a monthly fee at the annual rate of .75%. This includes the fee paid to the Adviser for accounting and administrative services.



                  VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS   11

                                                    III. HOW THE FUND IS MANAGED


PORTFOLIO MANAGERS

WORLDWIDE ULTRA SHORT-TERM INCOME FUND:

CHARLES T. CAMERON, GREGORY F. KRENZER Mr. Cameron serves as chief trader for the Adviser, and is an officer of the Trust and of another of the Adviser's mutual funds. Mr. Cameron joined Van Eck in 1995, and has 19 years of experience in trading and investing. Mr. Krenzer serves as a research analyst and portfolio manager for the Adviser specializing in global fixed income securities and is the co-portfolio manager of the Worldwide Bond Fund of Van Eck Worldwide Insurance Trust. He joined Van Eck in 1994 and has seven years of experience in the investment business.

THE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust started operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.


THE CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin, Procter LLP
One Exchange Place
Boston, Massachusetts 02109





12   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

2. FUND EXPENSES

The Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Fund.


3. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.


4. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at their net asset value, or NAV, per share next determined after receipt of a purchase or redemption. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time. Shares will not be priced on days on which the NYSE is closed for trading.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated on the next regular trading day of the NYSE.

The Fund values its assets using market quotations. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

5. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.



                  VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS   13

IV. FINANCIAL HIGHLIGHTS

Because the Fund has been in operation less than a year, financial information is not available.




14   VAN ECK WORLDWIDE ULTRA SHORT-TERM INCOME FUND PROSPECTUS

FOR MORE INFORMATION

Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

        By Telephone:     1-800-826-1115

        By Mail:          Van Eck Associates Corporation
                          99 Park Avenue
                          New York, New York 10016
        On the Internet:  Electronic copies are available on our website at
                          http://www.vaneck.com

A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-21046

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK.

                        VAN ECK WORLDWIDE INSURANCE TRUST
                       99 PARK AVENUE, NEW YORK, NY 10016
                                 (212) 687-5200


     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of six separate series: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Multi-Strategy Fund, Worldwide Real Estate Fund and Worldwide Ultra Short-term Income Fund. Shares of the Ultra Short-term Income Fund and Worldwide Multi-Strategy Fund (the "Funds") are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.

                                TABLE OF CONTENTS

General Information .......................................................    1
Investment Objectives and Policies ........................................    1
Risk Factors ..............................................................    5
   Asset-Backed Securities ................................................    5
   Borrowing ..............................................................    5
   Collateralized Mortgage Obligation .....................................    5
   Foreign Securities .....................................................    6
   Emerging Markets Securities ............................................    7
   Foreign Currency Transactions ..........................................    8
   Futures and Options Transactions .......................................    9
   Repurchase Agreements ..................................................   10
   Mortgage-Backed Securities .............................................   10
   Real Estate Securities .................................................   11
   Commercial Paper .......................................................   11
   Debt Securities ........................................................   11
   Derivatives ............................................................   12
   Currency Swaps .........................................................   13
   Short Sales ............................................................   13
   Direct Investments .....................................................   13
   Loans on Portfolio Securities ..........................................   14
   Precious Metals ........................................................   14
Investment Restrictions ...................................................   14
Investment Advisory Services ..............................................   16
The Distributor ...........................................................   17
Portfolio Transactions and Brokerage ......................................   17
Trustees and Officers .....................................................   19
Principal Shareholders ....................................................   22
Purchase of Shares ........................................................   22
Valuation of Shares .......................................................   22
Taxes .....................................................................   23
Redemptions in Kind .......................................................   23
Performance ...............................................................   23
Description of the Trust ..................................................   25
Additional Information ....................................................   25
Financial Statements ......................................................   26
Appendix ..................................................................   27


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated ____________ and ____________, respectively, for Worldwide Ultra Short-term Income Fund and Worldwide Multi-Strategy Fund (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.

           Shareholders are advised to read and retain this Statement of Additional Information for future reference

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________ 2003

                               GENERAL INFORMATION

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently six series of the Trust: Worldwide Bond Fund Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Multi-Strategy Fund, and Worldwide Real Estate Fund, Worldwide Ultra Short-term Income Fund, Worldwide Multi-Strategy Fund. Worldwide Ultra Short-term Income Fund is classified as a diversified fund and Worldwide Multi-Strategy Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act").

                       INVESTMENT OBJECTIVES AND POLICIES

VAN ECK WORLDWIDE MULTI-STRATEGY FUND


The Worldwide Multi-Strategy Fund seeks consistent absolute returns in various market cycles.

Under normal market conditions the Fund plans to invest at least 80% of its assets in publicly traded securities and liquid investments that afford strategic and tactical opportunities to employ absolute return strategies. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees without shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% investment policy.

The Fund will primarily invest common, convertible or non-convertible preferred stock and debt instruments of U.S. and foreign companies, including those in or that have operations or significant assets in emerging markets. The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities; rights, warrants, and other derivative securities; enter into equity, interest rate, index and currency rate swap agreements; and invest in other securities and instruments and employ investment strategies that are now or may in the future become available. The Fund may invest directly and indirectly in commodities; direct equity interests in trusts; partnerships; joint ventures and other unincorporated entities or enterprises; securities of companies in initial public offerings.

The Fund uses a diversified manager of managers investment approach. To manage the Fund's assets, it selects multiple investment advisers with experience in managing absolute return strategies whose performance is not correlated or has low correlation with major financial market indices or with each other. The Adviser recommends the hiring, termination and replacement of the Sub-Advisers. The Fund's Board of Trustees has overall responsibility for the termination of the Advisor as advisor to the Fund and as a Sub-Adviser. Under normal conditions, in addition to the Advisor, there will be at least three non-affiliated Sub-Advisers.

The Adviser seeks to utilize Sub-Advisers that employ various absolute return strategies whose performance is not correlated or has low correlation with major financial market indices or with each other. The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Sub-Advisers which employ a variety of investment techniques and strategies. By allocating its assets among a number of Sub-Advisers, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles typically mitigates near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style. Although the Adviser believes that the use of different trading strategies and securities provides greater diversification which may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.

The Adviser selects the Sub-Advisers for the Fund by reviewing a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management and number of clients.

As part of the due diligence process, the Adviser also consults its own databases as well as those of third party providers and consultants.

Further, the Adviser utilizes multiple sources and the services of independent third parties to conduct a comprehensive review of each Sub-Adviser, its investment process and organization and to conduct interviews of key personnel of each Sub-Adviser as well as interviews with third party references and industry sources. Utilizing this information, the Adviser selects Sub-Advisers.

The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval.

The Managers may use a variety of investment techniques to achieve the Fund's investment objective. For example, these techniques may include simultanously taking long and short positions on similar securities for which there exists an attractive spread to their relative valuations. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tend to cancel out the effect of general market movements on the securities. This technique is for hedging purposes. In instances where a position is entered into that is long-only or short-only, such positions are taken for non-hedging purposes. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments.

Strategies employed by Managers may include one or more of the following:

EVENT DRIVEN STRATEGIES: Strategies that are designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.

RELATIVE VALUE/ARBITRAGE STRATEGIES: Strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. These may include:

     PAIRS TRADING - long and short positions in securities of different companies in the same industry.

     CONVERTIBLE ARBITRAGE - hedged investing in the convertible securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

     FIXED INCOME OR INTEREST RATE ARBITRAGE - includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

TRADING/MARKET TIMING STRATEGIES: Strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

MARKET NEUTRAL EQUITY STRATEGIES: Strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

LONG/SHORT EQUITY STRATEGIES: Strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

LONG-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the certain markets, industries, or geographical areas. Such strategies would likely be employed to take advantage of an oversold market, industry or geographical area or where such market, industry or geographical area presents an attractive opportunity.

SHORT-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

DISTRESSED SECURITIES STRATEGIES: Strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: Strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt--commonly "junk bonds." Additionally, the Fund may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

OTHER INVESTMENT STRATEGIES

The Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions; and (b) any other investment strategy, technique or instrument that offers the opportunity for achieving the Fund's objective.



WORLDWIDE ULTRA SHORT-TERM INCOME FUND

The Worldwide Ultra Short-term Fund's investment objective is to seek a high level of current income, capital preservation, and a relatively stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests its assets in fixed-income securities (such as money market instruments and short term bonds) issued by U.S. corporations or issued and guaranteed by the U.S. Government, its agencies or instrumentalities and corporations. Under normal market conditions, the Fund seeks to maintain its maximum duration at no more than 12 months. Fund's Manager, selects bonds based primarily on their credit quality and duration. In addition, the Fund:

--Invest in investment grade bonds;

--Invest a maximum of 25% of its assets in any one industry; and

--Will hold a bond to maturity or call date, if applicable.

The Fund may lend its portfolio securities and may invest up to 10% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality; and in mortgage-backed and asset-backed securities.

The Fund may borrow up to the limits set by the 1940 Act to buy more securities.

     The Fund may, for temporary defensive purposes, invest more than 20% of its total assets in securities which are not equity securities of Real Estate Companies, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high quality as determined by the Adviser.



     The Fund may also invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, indexed securities, currency exchange contracts and other similar securities as may be available in the market. The Fund may also invest up to 10% of its total assets in direct investments. For more information, see "Risk Factors - Direct Investments."





                                  RISK FACTORS

ASSET-BACKED SECURITIES

     The Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

     The Funds may borrow up to 30% of the value of its net assets to increase their holding of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

     The Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities, although a shareholder of a Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

     The Funds may invest in South Africa issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South Africa laws or regulations, may pose certain risks to the Funds' investments, and, under certain conditions, on the liquidity of the Funds' portfolios and their ability to meet shareholder redemption requests. The Funds may invest in issuers in Russia and other countries whose settlement, clearing and registration of securities is in an underdeveloped state. For example, in Russia, ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Funds will invest only in those Russian companies whose registrars have entered into a contract with the Funds' Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. In other countries, the Fund will adopt similar procedures. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Funds from investing in the securities of certain Russian issuers otherwise deemed suitable by the Funds' investment adviser or sub-adviser.

     In addition to investing directly in the securities of United States and foreign issuers, the Funds may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies).

     Investments may be made from time to time by Multi-Strategy Fund in companies in developing countries as well as in developed countries. Multi-Strategy Fund may have a substantial portion of its assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in Latin America, Central and Eastern Europe and the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed markets.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


EMERGING MARKETS SECURITIES

     Investments of the Worldwide Multi-Strategy Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries is subject to highly volatile returns, involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN CURRENCY TRANSACTIONS

     Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds, with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

     A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Adviser will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash or U.S. Government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Funds' investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

     The Funds will enter into forward contracts to duplicate a cash market transaction. The Ultra Short-term Income Fund will not purchase or sell foreign currency as an investment. Worldwide Multi-Strategy Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

     In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

     If the Fund retains the portfolio security and engage in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS TRANSACTIONS

     The Worldwide Multi-Strategy Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Fund may also buy and sell commodities futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

     The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin", to cover any additional obligations it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

     Worldwide Multi-Strategy Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its position and thus be subject to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors-Foreign Securities".

     The Fund may also invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.

     The Fund's use of financial futures contracts and options on such futures contracts, and commodity futures contracts and options on such futures contracts may reduce the Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest. Because the financial markets in the developing countries are not as developed as those in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks.

     The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Funds may incur a loss on their investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of these requirements is that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contracts transactions may be materially limited by this test.

     The Worldwide Multi-Strategy Fund may write, purchase or sell covered call or put options. Any options transaction involves the writer of the option, upon receipt of a premium, giving the purchaser, upon payment of a premium, right to sell (put option) or buy (call option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying assets at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or liquid equity or debt securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

     The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, and are generally considered illiquid securities.


REPURCHASE AGREEMENTS

     A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.


MORTGAGE-BACKED SECURITIES

     The Funds may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

REAL ESTATE SECURITIES

     Although Worldwide Multi-Strategy Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; uninsured damages from acts of war or terrorism, floods, earthquakes or other natural or man-made disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

COMMERCIAL PAPER

     The Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES

     The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of another asset, such as gold, if linked to the value of the other asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser or Sub-Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

     New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain, in a segregated account with their Custodian, an amount of cash or high quality securities equal (on a daily marked-to-market-basis) to the amount of its commitment to purchase the when-issued securities.

     The Funds may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Funds may lose interest and/or principal on such securities.

DERIVATIVES

     To protect against anticipated declines in the value of the Worldwide Multi-Strategy Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps and structured notes and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser or sub-adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies (Worldwide Multi-Strategy Fund only). A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Funds' adviser or sub-adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     When the Worldwide Multi-Strategy Fund intends to acquire securities (or gold bullion or coins) for the portfolios, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if they had owned the underlying security.

CURRENCY SWAPS

     The Worldwide Multi-Strategy Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currency. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Worldwide Multi-Strategy Fund may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Fund's investment adviser or sub-adviser is incorrect in its forecast of market values and currency exchange rates and/or asset values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

SHORT SALES

     Worldwide Multi-Strategy Fund may make short sales of equity securities. The Fund will establish a segregated account with respect to its short sales and maintain in the account cash not available for investment or U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and
(ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.

DIRECT INVESTMENTS

     Worldwide Multi-Strategy Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Fund will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser or Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

     Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases, the Fund's direct investments will fund new operations for an enterprise which itself is engaged in similar operations, or is affiliated with an organization that is engaged in similar operations.

     Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of the registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.

LOANS ON PORTFOLIO SECURITIES

     The Worldwide Multi-Strategy Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.

PRECIOUS METALS

     Precious metals trading is a speculative activity, and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, a Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold precious metals or sell them at a loss, or to sell portfolio securities at a gain, when they would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodian costs for securities.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust with respect to each Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     Each Fund may not:

     1. Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

     2. Issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

     3. Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

     4. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     5. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     6.   Make loans, except that the Fund may (i) lend portfolio securities,
          (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

     7. Purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. In addition, the Fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

                          INVESTMENT ADVISORY SERVICES

     The investment adviser and manager of the Funds is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Worldwide Multi-Strategy has entered into Sub-Advisory Agreements with __________, __________ and __________ (each a "Sub-Adviser" and together "Sub-Advisers") dated as of ____________, 2003. The Adviser and Sub-Advisers furnish an investment program for the Funds and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held. With respect to Worldwide Multi-Strategy Fund, the Adviser recommends to the Board the employment, termination and replacement of Sub-Advisers. The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act, and manages or advises managers of portfolios of pension plans and others.

     The Adviser or its affiliates provide the Funds with office space, facilities and simple business equipment and provide the services of consultants, executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreements, the Adviser or its affiliates compensate all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

     The Advisory Agreements and Sub-Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreements or Sub-Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory Agreements for Ultra Short-term Income Fund and Worldwide Multi-Strategy Fund and the Sub-Advisory Agreements for Worldwide Multi-Strategy Fund were approved on _______________ __, 2003.

     The expenses borne by each of the Funds include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

     The management fee for Worldwide Ultra Short-term Income Fund is at an annual rate of .75% of average daily net assets. The management fee for Worldwide Multi-Strategy Fund is at an annual rate of 2.50% of average daily net assets. These fees are computed daily and paid monthly and include the fee paid to the Adviser for accounting and administrative services. The fee paid by Worldwide Multi-Strategy Fund includes the fees of the Sub-Advisers.

     Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Funds. For these services, the agreements provide for reimbursement to the Adviser.

     Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                                 THE DISTRIBUTOR

     Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds at a meeting held on February 13, 2003.

     The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser and in the case of Worldwide Multi-Strategy Fund, the Sub-Advisers, are responsible for decisions to buy and sell securities and other investments for the Funds, and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

     In purchasing and selling the Funds' portfolio investments, it is the Adviser's and Sub-Advisers' policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser and Sub-Advisers will consider various relevant factors, including, but not limited to, the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services rendered on a continuing basis, and the reasonableness of any commissions.

     The Adviser or a Sub-Adviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser or a Sub-Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser or a Sub-Adviser under its Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates. In addition the Funds occasionally direct the Adviser or a Sub-Adviser to direct brokerage to certain brokers with which they have directed brokerage arrangements.

     The Trustees periodically review the Adviser's and Sub-Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. The Trustees also review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

     Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser, a Sub-Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser and Sub-Advisers to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which are considered in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities, and the then-availability in the particular account of funds for investment. Portfolio securities held by one client may also be held by one or more of other clients or by clients of affiliates. When two or more clients or clients of affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     While it is the policy of the Funds (except Worldwide Multi-Strategy) generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser or a Sub-Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of the Funds may vary greatly from year to year.

     Ultra Short-term Income Fund and Worldwide Multi-Strategy Fund anticipate their annual portfolio turnover rates will exceed 100%.

     Due to the high rate of turnover, a Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfo-lio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

     The Adviser and Sub-Advisers do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

                              TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below. The Board of Trustees is responsible for supervising the operation of the Funds. It establishes the Funds' major policies, reviews investments, and provides guidelines to the Advisor and others who provide services to the Funds.

     The present members of the Audit Committee are Richard C. Cowell, David J. Olderman and Richard D. Stamberger. This Committee met once in 2002. The duties of this Committee include meeting which representatives of the Company's independent accountants to review fees, services, procedures, conclusions and recommendations of independent auditors and to discuss the Company's system of internal controls. Thereafter, the Committee reports to the Board of the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The present members of the Nominating Committee of the Board of Trustees are Jeremy H. Biggs, Philip D. DeFeo and Ralph F. Peters. This Committee met once in 2002. The duties of this Committee include consideration of recommendations on nominations for Independent Trustees.

     The present members of the Governance Committee of the Board of Trustees are Jeremy H. Biggs, Philip D. DeFeo and Ralph F. Peters. This Committee met once in 2002. The duties of this Committee include review of the composition of the Board, and recommendations of meetings, compensation, corporate governance and similar matters.

     The present members of the Executive Committee are John C. van Eck and Ralph F. Peters. This Committee met once during the last fiscal year. The duties of this Committee are to exercise the general powers of the Board of Trustees between meetings of the Board.

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                              NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                         PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                     FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                       OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                       BY TRUSTEE          HELD:
---------------------             --------------                    --------------      -------------------
INTERESTED TRUSTEES:

John C. van Eck, CFA              Chairman, Van Eck                      14             Chairman of the Board
(86)+*                            Associates Corporation and                            and President of two other
Chairman and Trustee              Van Eck Securities                                    investment companies advised
since 1985                        Corporation                                           by the Adviser

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                              NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                         PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                     FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                       OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                       BY TRUSTEE          HELD:
---------------------             --------------                    --------------      -------------------
Jan F. van Eck                    Director, Van Eck Associates           12             Trustee of another investment
(39)+**                           Corporation; President and Director,                  company advised by the Adviser
Trustee since 2000                Van Eck Securities Corporation
                                  and other affiliated companies;
                                  President and Director, Van Eck
                                  Capital, Inc.; President and
                                  Director, Van Eck Absolute Return
                                  Advisers Corporation

Derek S. van Eck                  President of Worldwide Hard Assets     12             Trustee of another
(37)+**                           Fund series and the Worldwide Real                    investment company
Trustee since 1999                Estate Fund series of Van Eck
                                  Worldwide advised by the Adviser
                                  Insurance Trust and the Global Hard
                                  Assets Fund series of Van Eck Funds;
                                  Executive Vice President, Director,
                                  Global Investments and President and
                                  Director of Van Eck Associates
                                  Corporation and Executive Vice
                                  President and Director of Van Eck
                                  Securities Corporation and other
                                  affiliated companies.

INDEPENDENT TRUSTEES:
Jeremy H. Biggs                   Vice Chairman, Director                14             Trustee/Director of two investment
(67)++                            and Chief Investment Officer,                         companies advised by the
Trustee since 1990                Fiduciary Trust Company                               Adviser; Chairman, Davis Funds
                                  International                                         Group; Treasurer and Director,
                                                                                        Royal Oak Foundation; Director,
                                                                                        Union Settlement Association;
                                                                                        First Vice President, Trustee and
                                                                                        Chairman, Finance Committee,
                                                                                        St. James School

Richard C. Cowell                 Private investor                       12             Trustee of another investment
(75)++(para)                                                                               company advised by the Adviser;
Trustee since 1985                                                                      Director, West Indies &
                                                                                        Caribbean Development Ltd.

Philip D. DeFeo                   Chairman, Pacific                      12             Trustee of another investment
(57)                              Stock Exchange                                        company advised by the Adviser
Trustee since 1998

David J. Olderman                 Private investor                       14             Trustee/Director of two other
(67)++(para)                                                                               investment companies advised
Trustee since 1994                                                                      by the Adviser

Ralph F. Peters                   Private investor                       12             Trustee of another investment
(74)*++(para)                                                                              company advised by the
Trustee since 1987                                                                      Adviser; Director, Sun Life
                                                                                        Insurance and Annuity Company
                                                                                        of New York; Director, U.S. Life
                                                                                        Income Fund, Inc.

Richard D. Stamberger             President, SmartBrief.com              14             Trustee of two other investment
(44)++(para)                                                                               companies advised by the
Trustee since 1994                                                                      Adviser; Partner and Co-founder,
                                                                                        Quest Partners, LLC; Executive
                                                                                        Vice President, Chief Operating
                                                                                        Officer and Director of NuCable
                                                                                        Resources Corporation

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,
POSITION(S) HELD WITH             PRINCIPAL
FUND AND LENGTH OF                OCCUPATION(S)
SERVICE AS A VAN ECK              DURING PAST                                           OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                           HELD:
---------------------             --------------                                        -------------------
OFFICERS:
Bruce J. Smith                    Senior Vice President and Chief                       Officer of two other
(48)                              Financial Officer, Van Eck Associates                 investment companies
Officer since 1985                Corporation; Senior Managing                          advised by the Adviser
                                  Director, Van Eck Securities Corporation

Thomas H. Elwood                  Vice President, Secretary and General                 Officer of two other
(55)                              Counsel, Van Eck Associates Corporation,              investment companies
Officer since 1998                Van Eck Securities Corporation and                    advised by the Adviser
                                  other affiliated companies

Alex W. Bogaenko                  Director of Portfolio Administration,                 Controller of two
(40)                              Van Eck Associates Corporation and                    other investment companies
Officer since 1997                Van Eck Securities Corporation                        advised by the Adviser

Charles T. Cameron                Director of Trading, Van Eck                          Vice President of another
(43)                              Securities Corporation; Co-Portfolio                  investment company
Officer since 1996                Manager, Worldwide Bond Fund Series                   advised by the Adviser

Susan C. Lashley                  Managing Director, Mutual Fund                        Vice President of another
(48)                              Operations, Van Eck Securities                        investment company
Officer since 1988                Corporation                                           advised by the Adviser

--------------------------

(1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.
(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees. Ages as of
       May 1, 2002.
+ An "interested person" as defined in the 1940 Act. John C. van Eck, Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the investment adviser.
* Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board.
**     Son of Mr. John C. van Eck.
++     Member of the Nominating Committee and Governance Committee.
(para) Member of Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.


                                                             AGGREGATE DOLLAR
                                                              RANGE OF EQUITY
                                                             SECURITIES IN ALL
                                                           REGISTERED INVESTMENT
                                DOLLAR RANGE OF            COMPANIES OVERSEEN BY
                               EQUITY SECURITIES           DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                  IN THE FUND              INVESTMENT COMPANIES
---------------                 ---------------            ---------------------
John C. van Eck                      $0                        Over $100,000
Jeremy H. Biggs                       0                         $10-$50,000
David J. Olderman                     0                            None
Richard D. Stamberger                 0                            None

                                      2001
                               COMPENSATION TABLE


                                   VAN ECK WORLDWIDE            VAN ECK WORLDWIDE
                                    INSURANCE TRUST              INSURANCE TRUST            TOTAL FUND COMPLEX
                                (CURRENT TRUSTEES FEES)      (DEFERRED COMPENSATION)         COMPENSATION (a)
                                -----------------------      -----------------------        ------------------
John C. van Eck                          $0                            $0                           $0
Jeremy H. Biggs                          $0                            $14,764                      $31,250
Richard C. Cowell                        $18,365                       $0                           $33,500
Philip D. DeFeo                          $0                            $17,010                      $31,000
David J. Olderman                        $0                            $18,365                      $39,250
Ralph F. Peters                          $17,010                       $0                           $31,000
Richard D. Stamberger                    $13,432                       $4,950                       $39,250
Derek S. van Eck                          N/A                           N/A                          N/A
Jan F. van Eck                            N/A                           N/A                          N/A


-------------------------

(a) The term "fund complex" refers to the Funds of the Trust and the series of the Van Eck Funds, which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.


                             PRINCIPAL SHAREHOLDERS

     None.

                               PURCHASE OF SHARES

     The Funds may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Funds will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Funds may be significantly affected on days when an investor has no access to the Funds. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever the Board judges it is a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

                               VALUATION OF SHARES

     The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

     Shares of the Funds are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share.

     The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

     The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

     Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                      TAXES

     Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and
(b) satisfy certain diversification requirements.

     As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

                               REDEMPTIONS IN KIND

     The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE

     The Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)/to the nth power/ = ERV

     Where:       P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the
                                    1, 5, or 10 year periods at the end of the
          `                         year or period;

     The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Average annual total returns for the Funds for various periods ended December 31, 2001 are as follows:

                                     1 YEAR    5 YEARS      10 YEARS       LIFE
                                     ------    -------      --------       ----

Worldwide Bond Fund                 -5.11%      0.57%        2.23%         4.16%
Worldwide Emerging Markets Fund     -1.69%     -7.80%          --         -2.92%
Worldwide Hard Assets Fund         -10.45%     -3.89%        4.92%         3.15%
Worldwide Real Estate Fund           5.34%        --           --          5.95%

     The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

     Where:       A   =   dividends and interest earned during the period
                  B   =   expenses accrued for the period (net of reimbursement)
                  C   =   the average daily number of shares outstanding during
                          the period that was entitled to receive dividends
                  D   =   the maximum offering price per share on the last day
                          of the period after adjustment for payment of dividends within 30 days thereafter

     The Funds may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

     Where:       A        =        initial investment
                  B        =        value at end of period
                  ATR      =        aggregate total return

     The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Aggregate Total Return for the period ended December 31, 2001.

                                      1 YEAR    5 YEARS     10 YEARS      LIFE
                                      ------    -------     -------       ----

Worldwide Bond Fund                  -5.11%      2.87%       24.68%       65.37%
Worldwide Emerging Markets Fund      -1.69%    -33.37%           --      -16.34%
Worldwide Hard Assets Fund          -10.45%    -18.01%       61.69%       46.53%
Worldwide Real Estate Fund            5.34%        --           --        29.91%

     Performance figures of a Fund are not useful for comparison purposes, because they do not reflect the charges and deductions at the separate account level. As Ultra Short-term Income Fund commenced operations on __________ and __________, respectively, performance data are not available.

                            DESCRIPTION OF THE TRUST

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, six Funds of the Trust are being offered, which shares constitute the interests in Ultra Short-term Income Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Multi-Strategy Fund and Worldwide Real Estate Fund.

     Ultra Short-term Income Fund is classified as a diversified fund, and Worldwide Multi-Strategy Fund is classified as a non-diversified fund under the 1940 Act. A diversified fund is a fund which meets the following requirements:
At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

     Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shareholders of all Funds are entitled to vote matters affecting all of the Funds (such as the election of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholder of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             ADDITIONAL INFORMATION


     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

     TRANSFER AGENT. Forum Financial Group LLC, Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent.


     INDEPENDENT AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the Trust's independent auditors.


     COUNSEL. Goodwin, Procter LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.

FINANCIAL STATEMENTS

     Financial statements for Ultra Short-term Income Fund and Worldwide Multi-Strategy Fund are not available at this time.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION PREFERRED STOCK RATINGS:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC--Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

a) Financial Statements included in Prospectus (Part A)

     Financial Highlights or Selected per Share Data and Ratios for the five years ended December 31, 2001; and the semi-annual period ended June 30, 2002

     The audited financial statements of the Registrant are included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 2001 (Audited) filed with the Securities and Exchange Commission under Section 30(b)(1) and have been incorporated in part B hereof by reference.

     The unaudited semi annual financial statements of the Registrant are included in the Registrant's Semi-Annual Report to Shareholders for the six months ended June 30, 2002 (Un-Audited) filed with the Securities and Exchange Commission under Section 30(b)(1) and have been incorporated in part B hereof by reference

 b) Exhibits (An * denotes inclusion in this filing)

   (1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No.
          12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No.
          14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).Ninth Amendment to the Master Trust Agreement To be filed by amendment

   (2) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

   (3)    Not Applicable.

   (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15) Form of certificate of shares of beneficial interest of Worldwide Multi-Startegy Fund To be filed by amendment

   (4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

   (5) Form of Advisory Agreement Multi Startegy Fund. To be filed by amendment

   (6)(a) Form of Multi Strategy Fund Distribution Agreement To be filed by amendment

   (6)(b) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (7)    Not Applicable.

   (8) Global Custody Agreement incorporated by reference to Post- Effective Amendment No. 21).

   (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (10) Opinions of Goodwin, Procter & Hoar, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15) To be filed by amendment.

   (11)*  Opinion of Independent Accountants to be filed by amendment.

   (12)   Not Applicable.

   (13) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (14)   Not Applicable.

   (15)   Not Applicable.

   (16) Computation of Performance Quotation. Incorporated by reference to Post-Effective Amendment No. 15.

   (17)*  Not Applicable.

   (18) Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 21).

   (19) Code of Ethics(incorporated by reference to Post-Effective Amendment No. 21)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 26. NUMBER OF RECORD HOLDERS OF SECURITIES

Set forth below are the number of Record holders, as of August 20, 2002 of each series of the Registrant:

        CLASS AND TITLE                NUMBER OF RECORD HOLDERS
        ---------------                ------------------------

        Worldwide Emerging Markets Fund            33
        Worldwide Hard Assets Fund                 44
        Worldwide Bond Fund                        17
        Worldwide Real Estate Fund                 12



ITEM 27. INDEMNIFICATION
         ---------------

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
         ----------------------------------------------------

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds and Van Eck/Chubb Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

NAME AND PRINCIPAL      POSITION AND OFFICES         POSITION AND OFFICE
BUSINESS ADDRESS          WITH UNDERWRITER             WITH REGISTRANT
----------------------  ---------------------------  ------------------------

John C. van Eck         Chairman and Director        Chairman
99 Park Avenue
New York, NY

Jan van Eck             Executive Vice President     Trustee
99 Park Avenue          and Director
New York, NY

Sigrid S. van Eck       Vice President               None
575 Park Avenue         and Assistant Treasurer
New York, NY            and Director

Derek van Eck           Director                     Trustee and Executive Vice
99 Park Avenue                                       President
New York, NY

Bruce J. Smith          Vice President and Chief     Vice President and
99 Park Avenue          Financial Officer,           Treasurer
New York, NY            Treasurer, Controller

Thomas Elwood           Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Susan C. Lashley        Managing Director,           Vice President
99 Park Avenue          Operations
New York, NY

Keith Fletcher          Senior Managing Director     None
99 Park Avenue
New York, NY

(c) Not Applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

ACCOUNTS, BOOKS AND
DOCUMENTS LISTED BY
REFERENCE TO SPECIFIC
SUBSECTION OF 17 CFR
270 31A-1 TO 31A-3             PERSON IN POSSESSION AND ADDRESS
------------------             --------------------------------

31a-1(b)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

ACCOUNTS, BOOKS AND
DOCUMENTS LISTED BY
REFERENCE TO SPECIFIC
SUBSECTION OF 17 CFR
270 31A-1 TO 31A-3             PERSON IN POSSESSION AND ADDRESS
---------------------          --------------------------------

31a-1(b)(6)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(8)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(9)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(10)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(11)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

ACCOUNTS, BOOKS AND
DOCUMENTS LISTED BY
REFERENCE TO SPECIFIC
SUBSECTION OF 17 CFR
270 31A-1 TO 31A-3             PERSON IN POSSESSION AND ADDRESS
----------------------         --------------------------------

31a-1(b)(12)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(c)                       Not Applicable

31a-1(d)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-2(a)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-2(b)                       Not Applicable

31a-2(c)                       Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-2(d)                       Not Applicable

31a-2(e)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-3                          Not Applicable

All Other Records              Van Eck  Worldwide Insurance Trust
pursuant to the Rule           99 Park Avenue
                               New York, NY 10016

ITEM 31. MANAGEMENT SERVICES
----------------------------
                None

ITEM 32. UNDERTAKINGS
         ------------


         Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant files this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 31st day of January 2003.


                                    VAN ECK WORLDWIDE INSURANCE TRUST


                                    By:  /s/ JOHN C. VAN ECK
                                         -------------------
                                         John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                      DATE
---------                          -----                      ----

/s/ JOHN C. VAN ECK                Chairman                    January 31, 2003
--------------------------
John C. van Eck

                                                               January 31, 2003
/s/ BRUCE J. SMITH                 Chief Financial Officer
--------------------------
Bruce J. Smith


/s/ JEREMY BIGGS*                                              January 31, 2003
--------------------------         Trustee
Jeremy Biggs


/s/ RICHARD COWELL*                                            January 31, 2003
--------------------------         Trustee
Richard Cowell
                                                               January 31, 2003
                                   Trustee
/s/ PHILIP DEFEO*
--------------------------
Philip DeFeo


/s/ RALPH F. PETERS*                                           January 31, 2003
--------------------------         Trustee
Ralph F. Peters


/s/ DAVID J. OLDERMAN*                                         January 31, 2003
--------------------------         Trustee
David J. Olderman

SIGNATURE                          TITLE                      DATE
---------                          -----                      ----

/s/ RICHARD STAMBERGER*                                        January 31, 2003
--------------------------         Trustee
Richard Stamberger


/s/ DEREK S. VAN ECK*                                          January 31, 2003
--------------------------         Trustee
Derek S. van Eck


/s/ JAN F. VAN ECK*                                            January 31, 2003
--------------------------         Trustee
Jan F. van Eck


*By:  /s/ JOHN C. VAN ECK
     --------------------
John C. van Eck
Attorney in fact